Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2013	7,565	135,919,423
Balance at Dec. 31, 2013	$ 8	$ 135,919	$ 313,111,788	$ (317,257,302)		$ (4,009,587)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		299,360				468,000
Issued stock upon exercise of stock options, net		$ 300	(51,669)			$ (51,369)
Stock Issued During Period, Shares, Restricted Stock Award, Gross		380,250
Issued restricted stock		$ 380				380
Canceled stock to pay employee tax obligations (in shares)		(6,582)
Canceled stock to pay employee tax obligations		$ (6)	(8,813)			(8,819)
Canceled forfeited restricted stock (in shares)		(300,000)
Canceled forfeited restricted stock		$ (300)				$ (300)
Stock Issued During Period, Shares, Employee Benefit Plan		36,455				36,455
Issued stock to 401(k) plan		$ 36	100,007			$ 100,043
Conversion of Series B Preferred Stock to common stock, net (in shares)	(3,046)	9,960,420
Conversion of Series B Preferred Stock to common stock, net	$ (4)	$ 9,960	(9,956)
Issued warrants in connection with debt issuance			464,991			464,991
Issued stock upon exchange of warrants (in shares)		3,843,223
Issued stock upon exchange of warrants		$ 3,843	7,682,930			7,686,773
Issued stock in payment of Board retainers (in shares)		67,710
Issued stock in payment of Board retainers		$ 68	89,307			89,375
Recovery of shareholder short swing profits			17,554			17,554
Stock compensation expense			1,634,162			1,634,162
Net Income (Loss) Attributable to Parent				(35,726,669)		(35,726,669)
Balance (in shares) at Dec. 31, 2014	4,519	150,200,259
Balance at Dec. 31, 2014	$ 4	$ 150,200	323,030,301	(352,983,971)		$ (29,803,466)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		124,238				146,625
Issued stock upon exercise of stock options, net		$ 124	54,206			$ 54,330
Stock Issued During Period, Shares, Restricted Stock Award, Gross		354,000
Issued restricted stock		$ 354				354
Canceled stock to pay employee tax obligations (in shares)		(7,645)
Canceled stock to pay employee tax obligations		$ (7)	(12,607)			$ (12,614)
Canceled forfeited restricted stock (in shares)		(158,000)
Canceled forfeited restricted stock		$ (158)	158
Stock Issued During Period, Shares, Employee Benefit Plan		68,157				68,157
Issued stock to 401(k) plan		$ 68	117,031			$ 117,099
Issued stock in payment of Board retainers (in shares)		90,977
Issued stock in payment of Board retainers		$ 91	172,878			172,969
Stock compensation expense			2,368,685			2,368,685
Net Income (Loss) Attributable to Parent				(27,562,680)	$ (855)	(27,563,535)
Exchanged Series B Preferred Stock for warrants (in shares)	(4,519)
Exchanged Series B Preferred Stock for warrants	$ (4)		4
Extension of warrant expiration date			149,615			149,615
Issued warrants in connection with advisory services agreement			256,450			256,450
Issued stock upon exercise of warrants (in shares)		4,977,679
Issued stock upon exercise of warrants		$ 4,978	(4,978)
Issuance of MT Preferred Stock, net of deemed dividend			(46,000)		470,413	424,413
Balance (in shares) at Dec. 31, 2015		155,649,665
Balance at Dec. 31, 2015		$ 155,650	326,085,743	(380,546,651)	469,558	$ (53,835,700)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		50,000				50,000
Issued stock upon exercise of stock options, net		$ 50	13,450			$ 13,500
Stock Issued During Period, Shares, Restricted Stock Award, Gross		168,000
Issued restricted stock		$ 168				168
Canceled forfeited restricted stock (in shares)		(256,000)
Canceled forfeited restricted stock		$ (256)	228			$ (28)
Stock Issued During Period, Shares, Employee Benefit Plan		67,002				67,002
Issued stock to 401(k) plan		$ 67	120,733			$ 120,800
Issued stock in payment of Board retainers (in shares)		84,062
Issued stock in payment of Board retainers		$ 84	66,455			66,539
Stock compensation expense			277,539			277,539
Net Income (Loss) Attributable to Parent				(14,308,383)	(648)	(14,309,031)
Balance (in shares) at Dec. 31, 2016		155,762,729
Balance at Dec. 31, 2016		$ 155,763	$ 326,564,148	$ (394,855,034)	$ 468,910	$ (67,666,213)